Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other (Income) Expense, Net [Member]
Pension liability adjustment	$ 11.7	$ 10.1	$ 9.9